Note D - Financing Arrangements	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Text Block]
Note D- Financing Arrangements

On December 17, 2012, the Company borrowed $17.0 million under an unsecured bank loan agreement to finance the acquisition of American Turbine. The loan bears interest at LIBOR plus 0.75%, adjustable and payable monthly, and matures in November 2013.

On October 1, 2010, the Company borrowed $35.0 million under an unsecured bank loan agreement to help finance the acquisition of National Pump Company.  The loan bears interest at LIBOR plus 0.75%, adjustable and payable monthly, and matures in November 2013 after being extended in 2011 and 2012 through first and second amendments to the loan agreement, respectively.  At December 31, 2012 and 2011, $5.0 million and $10.0 million were outstanding against this agreement, respectively.

The Company may borrow up to $20.0 million with interest at LIBOR plus 0.75% or at alternative rates as selected by the Company under an unsecured bank line of credit which matures in November 2013. At December 31, 2012 and 2011, $19.3 million and $20.0 million, respectively, was available for borrowing after deducting $700,000 in outstanding letters of credit in 2012.

The Company also has a $10.0 million unsecured bank line of credit with interest at LIBOR plus 0.75% payable monthly which matures in May 2013. At December 31, 2012 and 2011, $4.9 million and $5.0 million, respectively, was available for borrowing after deducting $5.1 million and $5.0 million in outstanding letters of credit, respectively.

The financing arrangements described above contain nominal restrictive covenants, including limits on additional borrowings and maintenance of certain operating and financial ratios. At December 31, 2012, the Company was in compliance with all requirements.

Interest expense, which approximates interest paid, was $122,000, $179,000 and $175,000 in 2012, 2011 and 2010, respectively.

The Company has operating leases for certain offices, manufacturing facilities, land, office equipment and automobiles. Rental expense relating to operating leases was $1.1 million, $866,000 and $852,000 in 2012, 2011 and 2010, respectively.

The future minimum lease payments due under these operating leases as of December 31, 2012 are:

2013	2014	2015	2016	2017	Thereafter	Total
$919	$781	$398	$356	$218	$1,410	$4,082